CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)		Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Statement of comprehensive income [abstract]
Profit for the year	₨ 17,238	$ 236		₨ 19,498	₨ 18,795
Items that will not be reclassified to the consolidated income statement:
Changes in the fair value of financial instruments	4,242	58		(469)	(403)
Actuarial gains/(losses) on post-employment benefit obligations	(216)	(3)		57	10
Tax impact on above items	(220)	(3)		(22)	(414)
Total of items that will not be reclassified to the consolidated income statement	3,806	52		(434)	(807)
Items that will be reclassified subsequently to the consolidated income statement:
Changes in fair value of financial instruments	7	0	[1]	(7)
Foreign currency translation adjustments	706	10		311	(53)
Foreign currency translation reserve re-classified to the income statement on disposal of foreign operation					(113)
Effective portion of changes in fair value of cash flow hedges, net	1,123	15		(951)	180
Tax impact on above items	(319)	(4)		232	(55)
Total of items that will be reclassified subsequently to the consolidated income statement	1,517	21		(415)	(41)
Other comprehensive income for the year, net of tax	5,323	73		(849)	(848)
Total comprehensive income for the year	₨ 22,561	$ 308		₨ 18,649	₨ 17,947

[1]	Rounded to the nearest million.